Intangible assets - Additional information (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of detailed information about intangible assets [Line Items]
Exploration and evaluation costs	$ 488	$ 445	$ 497
Exploration and evaluation assets [Member]
Disclosure of detailed information about intangible assets [Line Items]
Capitalised related to projects which had not yet been approved to proceed	$ 233	420
Exploration and evaluation costs		393
Early works expenditure within property, plant and equipment		$ 27